Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies

Environmental — We have been notified by U.S. federal and state environmental agencies and by private parties that we may be a potentially responsible party (PRP) in connection with the investigation and remediation of a number of environmental waste disposal sites. While government agencies frequently assert that PRPs are jointly and severally liable at these sites, in our experience, interim and final allocations of liability costs are generally made based on the relative contribution of waste. We believe that our potential continuing liability with respect to these sites will not have a material adverse effect on our consolidated financial position, results of operations or cash flows. In addition, we initiate corrective and preventive environmental projects of our own to ensure safe and lawful activities at our operations. We believe that compliance with current governmental regulations at all levels will not have a material adverse effect on our financial condition.
In September 2007, we were informed of rulings by the United States District Court for the Western District of Kentucky on several pending motions in the case of Westlake Vinyls, Inc. v. Goodrich Corporation, et al., which had been pending since 2003. The Court held that PolyOne must pay the remediation costs at the former Goodrich Corporation (now Westlake Vinyls, Inc.) Calvert City facility, together with certain defense costs of Goodrich Corporation. The rulings also provided that PolyOne can seek indemnification for contamination attributable to Westlake Vinyls.
The environmental obligation at the site arose as a result of an agreement by our predecessor, The Geon Company, at the time of its spin-off from Goodrich Corporation in 1993, to indemnify Goodrich Corporation for environmental costs at the site. Neither PolyOne nor The Geon Company ever owned or operated the facility. Following the Court rulings, the parties to the litigation entered into settlement negotiations and agreed to settle all claims regarding past environmental costs incurred at the site. These same Court rulings and the settlement agreement provide a mechanism to allocate future remediation costs at the Calvert City facility to Westlake Vinyls, Inc. We will adjust our environmental reserve in the future, consistent with any such future allocation of costs.
A remedial investigation and feasibility study is currently underway at Calvert City. We expect to complete this study by the end of 2013. As of December 31, 2012, we cannot reasonably estimate an adjustment or determine if an adjustment is required to our current reserves because the remediation alternatives and concurrence of regulatory authorities have not yet advanced to a stage where a reasonable estimate can be made.
Based on estimates prepared by our environmental engineers and consultants, we had accruals totaling $75.4 million and $76.2 million as of December 31, 2012 and 2011, respectively, for probable future environmental expenditures relating to previously contaminated sites. These accruals are undiscounted and included in Accrued expenses and other liabilities and Other non-current liabilities on the accompanying Consolidated Balance Sheets. The accruals represent our best estimate of the remaining probable remediation costs, based upon information and technology that is currently available and our view of the most likely remedy. Depending upon the results of future testing, completion and results of the remedial investigation and feasibility study, the ultimate remediation alternatives undertaken, changes in regulations, new information, newly discovered conditions and other factors, it is reasonably possible that we could incur additional costs in excess of the amount accrued at December 31, 2012. However, such additional costs, if any, cannot be currently estimated. Our estimate of this liability may be revised as new regulations or technologies are developed or additional information is obtained. These remediation costs are expected to be paid over the next 30 years.
The following table details the changes in the environmental accrued liabilities:

(In millions)	2012	2011	2010
Balance at beginning of the year	$76.2	$87.4	$81.7
Environmental remediation expenses	12.8	9.7	20.5
Cash payments	(13.7)	(20.8)	(15.1)
Currency translation and other adjustments	0.1	(0.1)	0.3
Balance at end of year	$75.4	$76.2	$87.4

Included in Cost of sales in the accompanying Consolidated Statements of Income are reimbursements of previously incurred environmental costs of less than $0.1 million, $3.3 million and $16.7 million in 2012, 2011, and 2010, respectively.
Litigation related to the pending Spartech acquisition — Five purported class action lawsuits have been filed by alleged Spartech stockholders. Two purported class actions have been filed in the Circuit Court of St. Louis County, Missouri against Spartech, its directors, PolyOne, Merger Sub, and Merger LLC concerning the proposed acquisition of Spartech by PolyOne through its wholly-owned subsidiaries Merger Sub and Merger LLC, which are referred to collectively as the Missouri Stockholder Actions. The Missouri Stockholder Actions have been consolidated and allege, among other things, that the directors of Spartech have breached their fiduciary duties owed to stockholders by approving the proposed acquisition of Spartech by PolyOne. The Missouri Stockholder Actions further allege that PolyOne, Merger Sub, and Merger LLC have aided and abetted the directors of Spartech in breaching their fiduciary duties. Among other things, the Missouri Stockholder Actions seek to enjoin the acquisition. PolyOne, Spartech and their directors believe that these lawsuits and the underlying claims are without merit and intend to vigorously defend them. At this point, the Company cannot reasonably estimate a possible range of loss, if any.
Two purported class action lawsuits have also been filed in Delaware Chancery Court, which are referred to as the Delaware Stockholder Actions. One of the Delaware Stockholder Actions, Gross v. Spartech et. al., has been filed against Spartech, its directors, PolyOne, Merger Sub and Merger LLC. The other Delaware Stockholder Action, Pill v. Spartech et. al., has been filed against Spartech and its directors. The Delaware Stockholder Actions allege, among other things, that the directors of Spartech have breached their fiduciary duties owed to stockholders by approving the proposed acquisition of Spartech by PolyOne. Gross v. Spartech et. al. also alleges that PolyOne, Merger Sub, and Merger LLC have aided and abetted the directors of Spartech in breaching their fiduciary duties. Among other things, the Delaware Stockholder Actions seek to enjoin the acquisition. PolyOne, Spartech and their directors believe these lawsuits and the underlying claims are without merit and intend to vigorously defend them. At this point, the Company cannot reasonably estimate a possible range of loss, if any.
One purported class action lawsuit has been filed in the Federal District Court for the Eastern District of Missouri, which is referred to as the Missouri Federal Action. Styled Faulkner v. Holt et al., filed against Spartech, the Spartech Directors individually, PolyOne Corporation, Merger Sub and Merger LLC. This suit alleges violations of Section 14(a) of the Exchange Act and Rule 14a-9 promulgated thereunder, breach of fiduciary duties by the Spartech Directors, and aiding and abetting claims against PolyOne Corporation, Merger Sub and Merger LLC.  This lawsuit seeks, inter alia  to enjoin the acquisition, a declaration that the Registration Statement on Form S-4 filed by PolyOne does not comply with Section 14(a) of the Exchange Act and Rule 14a-9 thereunder, and an accounting for profits from the individuals allegedly profiting from any fiduciary duty breach. PolyOne, Spartech and their directors believe that these lawsuits and the underlying claims are without merit and intend to vigorously defend them. At this point, the Company cannot reasonably estimate a possible range of loss, if any.
Other Litigation — We are involved in various pending or threatened claims, lawsuits and administrative proceedings, all arising from the ordinary course of business concerning commercial, product liability, employment and environmental matters that seek remedies or damages. We believe that the probability is remote that losses in excess of the amounts we have accrued could be materially adverse to our financial position, results of operations or cash flows.
Guarantees — On February 28, 2011, we sold our 50% equity interest in SunBelt to Olin for $132.3 million in cash and the assumption by Olin of the obligations under our guarantee of senior secured notes issued by SunBelt of $42.7 million at the time of sale, $30.5 million as of December 31, 2012. Until the guarantee is formally assigned to Olin, we remain obligated under the guarantee, although Olin has agreed to indemnify us for amounts that we may be obligated to pay under the guarantee.